DEFERRED REVENUE	12 Months Ended
Dec. 31, 2017
DEFERRED REVENUE
DEFERRED REVENUE

NOTE 13—DEFERRED REVENUE

The following table summarized the general components of deferred revenue (in millions):

	December 31,	December 31,
	2017	2016
Deferred membership-related revenue	$152	$157
HOAs	76	—
Other	10	9
Total	$238	$166

Deferred membership-related revenue primarily relates to membership fees from our Exchange and Rental segment, which are deferred and recognized over the terms of the applicable memberships, typically ranging from one to five years, on a straight-line basis. HOAs deferred revenue predominantly pertains to maintenance fees collected from their respective owners which are earned over the applicable maintenance period.

Other deferred revenue pertains primarily to annual maintenance fees collected in our European VO management business which are not yet earned and other items.